EMPLOYEE BENEFIT PLANS (Details 4) (Restricted Stock Units, USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2012 Y
Restricted stock unit activity
Unvested at the beginning of the period (in shares)	7,709,226
Granted (in shares)	5,122,500
Vested (in shares)	(3,219,252)
Forfeited (in shares)	(351,987)
Unvested at the end of the period (in shares)	9,260,487
Weighted Average Grant Date Fair Value Per Unit
Unvested at the beginning of the period (in dollars per share)	$ 6.13
Granted (in dollars per share)	$ 5.63
Vested (in dollars per share)	$ 5.93
Forfeited (in dollars per share)	$ 6.04
Unvested at the end of the period (in dollars per share)	$ 5.93
Other Disclosures
Vesting period (in years)	3 years
Unrecognized compensation costs	$ 48
Period for recognition of unrecognized compensation costs (in years)	2.3
Performance-based restricted stock units to certain of our senior officers
Restricted stock unit activity
Granted (in shares)	465,000
Other Disclosures
Vesting period (in years)	3 years
Restricted stock units subject to time-vesting
Restricted stock unit activity
Granted (in shares)	4,657,500